NOTE 4 - INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NOTE 4 - INVENTORY (Details) [Line Items]
Increase (Decrease) in Inventories, Net of Obsolescence	$ 239,000
Inventory Purchase Order		$ 433,000
VidTac Systems and Components [Member]
NOTE 4 - INVENTORY (Details) [Line Items]
Increase (Decrease) in Inventories, Net of Obsolescence	219,000
Finished Inventory Purchased for Specific Customer Contracts [Member]
NOTE 4 - INVENTORY (Details) [Line Items]
Increase (Decrease) in Inventories, Net of Obsolescence	$ 44,000